PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
PAYABLES AND OTHER CURRENT LIABILITIES [Abstract]
PAYABLES AND OTHER CURRENT LIABILITIES
9.	PAYABLES AND OTHER CURRENT LIABILITIES

	December 31,
(Dollars in millions)	2011	2010

Trade creditors	$529	$569
Accrued payrolls, vacation, and variable-incentive compensation	146	166
Accrued taxes	40	44
Post-employment obligations	58	62
Interest payable	26	21
Other	162	150
Total payables and other current liabilities	$961	$1,012

The current portion of post-employment obligations is an estimate of 2012 payments.